Income taxes (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Tax Explanatory [Abstract]
Profit (loss) before taxation	€ 6,844	€ 892	€ (4,277)
Tax rate (IRES) (%)	24.00%	27.50%	27.50%
Statutory corporation tax charge (credit) on profit or loss	€ 1,643	€ 245	€ (1,176)
Increase (decrease) resulting from:
- higher tax charges related to subsidiaries outside Italy	1,882	1,152	2,576
- impact pursuant to the write-off of deferred tax assets and recalculation of tax rates	(96)	397	1,514
- effect due to the tax regime provided for intercompany dividends	1	87	114
- Italian regional income tax (IRAP)	77	42	100
- effect due to non-taxable gains/losses on sales of investments	(177)	8	(39)
- impact pursuant to redetermination of the Italian Windfall Corporate tax as per Law 7/2009	61
- effect due to discontinued operations			(288)
- other adjustments	76	5	321
Net Tax Effect	1,824	1,691	4,298
Effective tax charge	€ 3,467	€ 1,936	€ 3,122